Employee Benefits - Schedule of Net Defined Benefit Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Defined Benefit Liability [Abstract]
Defined benefit obligation at beginning	$ 4,682,328	$ 3,831,111
Fair value of plan assets at beginning	4,270,411	3,467,685
Present value of funded defined benefit obligation	5,541,031	4,682,328
Fair value of plan assets	(4,856,956)	(4,270,411)
Net defined benefit liability	684,075	411,917
Service costs	199,996	181,526	$ 268,415
Plan participants’ contribution	147,419	145,659
Interest cost	65,794	84,740
Actuarial losses	543,293	116,706
Benefits paid through pension assets	281,245	(87,876)
Exchange differences	(379,044)	410,462
Defined benefit obligation at ending	5,541,031	4,682,328	3,831,111
Interest income	62,081	79,925
Return on plan assets excluding interest income	292,846	151,389
Employer contributions	147,419	145,659
Plan participants’ contributions	147,419	145,659
Administration expense	(4,836)	(5,602)
Exchange differences	(339,629)	373,572
Fair value of plan assets at ending	$ 4,856,956	$ 4,270,411	$ 3,467,685